SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION:

DWS Diversified Market Neutral Fund

The following change has been made to APPENDIX I-I – INVESTMENT PRACTICES AND TECHNIQUES of the fund’s Statement of Additional Information Part I:

“Lending of Portfolio Securities” is hereby added.

Please Retain This Supplement for Future Reference

July 23, 2013
SAISTKR-121